Note 13 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2014	2015	2016
Income:
Net loss attributable to common shareholders	(19,359,005)	(15,687,132)	(45,946,822)
Basic and diluted earnings per share:
Weighted average common shares – Outstanding	5,479,418	6,410,794	8,165,703
Basic and diluted loss per share	(3.53)	(2.45)	(5.63)